Eaton Vance
Atlanta Capital Select Equity Fund
December 31, 2023
Portfolio of Investments (Unaudited)

Common Stocks — 98.6%
Security	Shares	Value
Capital Markets — 2.0%
S&P Global, Inc.	35,452	$ 15,617,315
		$ 15,617,315
Chemicals — 2.3%
Sherwin-Williams Co. (The)	56,491	$ 17,619,543
		$ 17,619,543
Construction Materials — 4.1%
Martin Marietta Materials, Inc.	62,828	$ 31,345,518
		$ 31,345,518
Containers & Packaging — 1.3%
Ball Corp.	175,944	$ 10,120,299
		$ 10,120,299
Electrical Equipment — 2.6%
AMETEK, Inc.	119,875	$ 19,766,189
		$ 19,766,189
Electronic Equipment, Instruments & Components — 7.9%
CDW Corp.	206,593	$ 46,962,721
Trimble, Inc.(1)	253,811	13,502,745
		$ 60,465,466
Financial Services — 15.9%
Fiserv, Inc.(1)	401,251	$ 53,302,183
Global Payments, Inc.	337,802	42,900,854
Visa, Inc., Class A	98,701	25,696,805
		$121,899,842
Food Products — 1.6%
Nestle S.A. ADR	102,774	$ 11,883,758
		$ 11,883,758
Health Care Equipment & Supplies — 7.3%
STERIS PLC	107,209	$ 23,569,899
Teleflex, Inc.	128,001	31,915,769
		$ 55,485,668
Insurance — 11.3%
Markel Group, Inc.(1)	28,031	$ 39,801,217
Security	Shares	Value
Insurance (continued)
White Mountains Insurance Group, Ltd.	31,241	$ 47,018,017
		$ 86,819,234
Interactive Media & Services — 5.6%
Alphabet, Inc., Class C(1)	304,570	$ 42,923,050
		$ 42,923,050
IT Services — 10.0%
Gartner, Inc.(1)	88,540	$ 39,941,279
GoDaddy, Inc., Class A(1)	345,147	36,640,806
		$ 76,582,085
Life Sciences Tools & Services — 4.2%
Danaher Corp.	53,930	$ 12,476,166
Thermo Fisher Scientific, Inc.	37,518	19,914,179
		$ 32,390,345
Professional Services — 5.2%
Broadridge Financial Solutions, Inc.	46,656	$ 9,599,472
TransUnion	214,265	14,722,148
Verisk Analytics, Inc.	64,183	15,330,752
		$ 39,652,372
Software — 3.2%
Adobe, Inc.(1)	18,612	$ 11,103,919
Autodesk, Inc.(1)	53,748	13,086,563
		$ 24,190,482
Specialty Retail — 14.1%
O'Reilly Automotive, Inc.(1)	27,498	$ 26,125,300
Ross Stores, Inc.	233,404	32,300,779
TJX Cos., Inc. (The)	530,784	49,792,847
		$108,218,926
Total Common Stocks (identified cost $399,810,916)		$754,980,092

Eaton Vance
Atlanta Capital Select Equity Fund
December 31, 2023
Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 1.4%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.27%(2)	10,578,604	$ 10,578,604
Total Short-Term Investments (identified cost $10,578,604)		$ 10,578,604
Total Investments — 100.0% (identified cost $410,389,520)		$765,558,696
Other Assets, Less Liabilities — (0.0)%(3)		$ (154,678)
Net Assets — 100.0%		$765,404,018
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of December 31, 2023.
(3)	Amount is less than (0.05)%.
Abbreviations:
ADR	– American Depositary Receipt

The Fund did not have any open derivative instruments at December 31, 2023.
Affiliated Investments
At December 31, 2023, the value of the Fund’s investment in funds that may be deemed to be affiliated was $10,578,604, which represents 1.4% of the Fund’s net assets. Transactions in such funds by the Fund for the fiscal year to date ended December 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$14,265,889	$24,944,268	$(28,631,553)	$ —	$ —	$10,578,604	$158,049	10,578,604
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At December 31, 2023, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$754,980,092*	$ —	$ —	$754,980,092
Short-Term Investments	10,578,604	—	—	10,578,604
Total Investments	$765,558,696	$ —	$ —	$765,558,696
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

Eaton Vance
Atlanta Capital Select Equity Fund
December 31, 2023
Portfolio of Investments (Unaudited) — continued

For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.